Sources of Income Before Income Taxes and Equity in Earnings of Affiliated Companies and Sources of Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income before income taxes and equity in earnings of affiliated companies:
Domestic	¥ 54,445	¥ 79,712	¥ 68,682
Foreign	150,158	169,897	151,127
Income before income taxes and equity in earnings of affiliated companies	204,603	249,609	219,809
Current -
Domestic	23,885	16,618	15,391
Foreign	50,743	49,802	42,532
Current	74,628	66,420	57,923
Deferred -
Domestic	(2,627)	8,911	4,885
Foreign	(2,912)	(861)	1,898
Deferred	(5,539)	8,050	6,783
Total	¥ 69,089	¥ 74,470	¥ 64,706